UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Automobiles — 0.1%
General Motors Co. (a)	17,420	$595,764

Building Products — 0.2%
Masonite Worldwide Holdings (a)	19,572	724,164
Nortek, Inc. (a)	3,445	141,245

		865,409

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	46,400	684,400

Chemicals — 0.0%
Wellman Holdings, Inc. (a)	2,616	131

Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)	36,431	2,662,378

Diversified Financial Services — 0.2%
Bank of America Corp.	89,000	974,550

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	116,910	2,338

Food Products — 0.1%
Zhongpin, Inc. (a)	11,050	211,166

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,816	6,628

Household Durables — 0.1%
Beazer Homes USA, Inc. (a)	68,300	284,128

Machinery — 0.0%
Accuride Corp. (a)	3,538	41,046

Media — 0.2%
Charter Communications, Inc. (a)	25,576	857,308

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)	192,951	473,661
Ainsworth Lumber Co. Ltd. (a)(b)	221,591	543,967
Western Forest Products, Inc. (a)(b)	78,039	38,770

		1,056,398

Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	16,300	748,496

Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)	73,658	1,456,219
SunPower Corp., Class B (a)	1,235	14,171

		1,470,390

Software — 0.2%
Bankruptcy Management Solutions, Inc. (a)	787	393
HMH Holdings/EduMedia (a)	144,404	722,020

		722,413

Common Stocks	Shares	Value

Wireless Telecommunication Services — 0.1%
FiberTower Corp. (a)	127,570	$556,205

Total Common Stocks – 2.8%		11,739,148

Corporate Bonds	Par (000)

Aerospace & Defense — 0.3%
DynCorp International, Inc., 10.38%, 7/01/17 (b)	USD	440	446,600
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		840	937,650

			1,384,250

Airlines — 3.0%
Air Canada, 9.25%, 8/01/15 (b)		1,640	1,713,800
American Airlines, Inc., 10.50%, 10/15/12		1,470	1,605,975
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		510	534,225
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		900	925,875
Series 1997-4-B, 6.90%, 7/02/18		1,491	1,479,886
Series 2001-1-C, 7.03%, 12/15/12		358	363,767
Series 2010-1-B, 6.00%, 7/12/20 (c)		700	707,000
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,520	1,653,415
United Air Lines, Inc., 12.75%, 7/15/12		3,093	3,471,381

			12,455,324

Auto Components — 1.4%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		360	389,700
11.25%, 11/01/15 (d)		284	308,140
Delphi International Holdings Unsecured, 12.00%, 10/06/14		69	71,555
Icahn Enterprises LP, 8.00%, 1/15/18		5,060	5,022,050

			5,791,445

Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		413	441,910

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Beverages (concluded)
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	380	$504,355

			946,265

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	840	847,958

Building Products — 3.0%
Associated Materials LLC, 9.13%, 11/01/17 (b)		760	775,200
Building Materials Corp. of America (b):
6.88%, 8/15/18		825	808,500
7.00%, 2/15/20		980	1,009,400
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (b)		1,985	1,975,075
Nortek, Inc.:
11.00%, 12/01/13		3,460	3,641,977
10.00%, 12/01/18 (b)		1,640	1,640,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		2,370	2,512,200

			12,362,352

Capital Markets — 0.6%
American Capital Ltd., 8.96%, 12/31/13		780	810,467
E*Trade Financial Corp., 3.43%, 8/31/19 (b)(e)(f)		380	541,975
KKR Group Finance Co., 6.38%, 9/29/20 (b)		1,020	1,036,997

			2,389,439

Chemicals — 3.7%
American Pacific Corp., 9.00%, 2/01/15		1,400	1,401,750
CF Industries, Inc.:
6.88%, 5/01/18		685	751,787
7.13%, 5/01/20		1,205	1,348,094
Chemtura Corp., 7.88%, 9/01/18 (b)		825	872,437
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		260	275,600
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		1,225	1,261,750
9.00%, 11/15/20 (b)		575	570,688
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	440	576,851
8.63%, 3/15/21	USD	780	826,800
Ineos Finance Plc, 9.00%, 5/15/15 (b)		655	677,925
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,985	2,079,287
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		865	930,956
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		425	422,875
PolyOne Corp., 7.38%, 9/15/20		335	342,538
Rhodia SA, 6.88%, 9/15/20 (b)		1,135	1,157,700
TPC Group LLC, 8.25%, 10/01/17 (b)		520	534,300
Wellman Holdings, Inc., Subordinate Note (e):
(Second Lien), 10.00%, 1/29/19		1,450	1,261,500
(Third Lien), 5.00%, 1/29/19 (d)		476	185,615

			15,478,453

Corporate Bonds	Par (000)		Value

Commercial Banks — 2.9%
CIT Group, Inc.:
7.00%, 5/01/16	USD	2,425	$2,382,562
7.00%, 5/01/17		9,845	9,598,875

			11,981,437

Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 10.63%, 3/15/15		1,170	1,301,625
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		475	480,938
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		360	368,550
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		935	1,033,175
West Corp. (b):
8.63%, 10/01/18		1,520	1,580,800
7.88%, 1/15/19		605	597,437

			5,362,525

Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (e)		580	619,875

Consumer Finance — 0.7%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		1,080	1,128,600
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (g)		340	340,000
7.80%, 6/01/12		300	318,036
6.63%, 8/15/17		1,140	1,175,022

			2,961,658

Containers & Packaging — 2.5%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	680	869,430
Ball Corp., 6.75%, 9/15/20	USD	785	836,025
Berry Plastics Corp.:
8.25%, 11/15/15		215	223,600
9.75%, 1/15/21 (b)		1,090	1,043,675
Graham Packaging Co. LP, 8.25%, 10/01/18		390	395,850
Graphic Packaging International, Inc.:
9.50%, 6/15/17		1,245	1,350,825
7.88%, 10/01/18		620	643,250
Impress Holdings BV, 3.41%, 9/15/13 (b)(g)		595	590,538
OI European Group BV, 6.88%, 3/31/17	EUR	254	337,121
Pregis Corp., 12.38%, 10/15/13	USD	1,920	1,910,400
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	785	1,029,154
7.75%, 11/15/19		745	993,636

			10,223,504

Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17	USD	4,775	4,912,281

Diversified Financial Services — 5.9%
Ally Financial Inc.:
7.50%, 12/31/13		700	736,750
2.50%, 12/01/14 (g)		635	568,347
8.30%, 2/12/15		3,510	3,694,275
6.25%, 12/01/17 (b)		1,230	1,180,800
8.00%, 3/15/20 (b)		2,840	2,925,200
7.50%, 9/15/20 (b)		3,060	2,998,800

2	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
Ally Financial Inc. (concluded):
8.00%, 11/01/31	USD	480	$490,269
8.00%, 11/01/31		940	972,900
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		695	724,537
FCE Bank Plc, 7.13%, 1/15/13	EUR	1,450	1,933,923
Leucadia National Corp., 8.13%, 9/15/15	USD	1,870	2,028,950
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		2,050	2,137,125
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	600	802,191
7.13%, 4/15/19	USD	910	925,925
9.00%, 4/15/19		2,260	2,299,550

			24,419,542

Diversified Telecommunication Services — 3.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,680	1,646,400
Frontier Communications Corp.:
8.25%, 4/15/17		748	822,800
8.50%, 4/15/20		500	550,000
GCI, Inc., 8.63%, 11/15/19		1,700	1,848,750
ITC Deltacom, Inc., 10.50%, 4/01/16		550	589,875
Level 3 Communications, Inc., 6.50%, 10/01/16 (e)		210	229,163
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		340	362,100
Qwest Communications International, Inc.:
7.50%, 2/15/14		3,190	3,221,900
8.00%, 10/01/15		900	956,250
Series B, 7.50%, 2/15/14		2,370	2,393,700
Qwest Corp., 7.63%, 6/15/15		875	1,008,437
Windstream Corp.:
8.13%, 8/01/13		703	768,027
7.88%, 11/01/17		1,017	1,067,850

			15,465,252

Electronic Equipment, Instruments & Components — 0.2%
NXP BV, 3.05%, 10/15/13 (g)		680	642,600

Energy Equipment & Services — 1.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		380	378,100
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		1,535	1,573,375
7.75%, 5/15/17		395	414,750
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		685	685,000
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		965	957,762
Global Geophysical Services, Inc., 10.50%, 5/01/17		390	386,100
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		1,055	1,171,050
Precision Drilling Corp., 6.63%, 11/15/20 (b)		585	590,850
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		850	905,250

			7,062,237

Corporate Bonds	Par (000)		Value

Food & Staples Retailing — 0.8%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)	USD	910	$891,800
Rite Aid Corp.:
9.75%, 6/12/16		660	708,675
7.50%, 3/01/17		945	890,663
8.00%, 8/15/20 (b)		820	844,600

			3,335,738

Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		340	352,325
Reddy Ice Corp., 11.25%, 3/15/15 (b)		690	696,900
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		190	214,700
TreeHouse Foods, Inc., 7.75%, 3/01/18		250	271,250

			1,535,175

Health Care Equipment & Supplies — 1.5%
DJO Finance LLC, 10.88%, 11/15/14		3,810	4,152,900
Hologic, Inc., 2.00%, 12/15/37 (e)(h)		2,150	1,994,125

			6,147,025

Health Care Providers & Services — 5.0%
American Renal Holdings, 8.38%, 5/15/18 (b)		435	450,225
DaVita, Inc., 6.38%, 11/01/18		620	614,575
Gentiva Health Services, Inc., 11.50%, 9/01/18 (b)		1,095	1,200,394
HCA, Inc.:
9.13%, 11/15/14		2,745	2,861,662
8.50%, 4/15/19		1,550	1,689,500
7.25%, 9/15/20		3,605	3,780,744
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		1,020	1,002,150
Omnicare, Inc.:
6.13%, 6/01/13		395	392,038
7.75%, 6/01/20		980	1,004,500
Tenet Healthcare Corp.:
9.00%, 5/01/15		2,935	3,147,787
10.00%, 5/01/18		1,050	1,173,375
8.88%, 7/01/19		3,360	3,578,400

			20,895,350

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,760	4,380,400
MedAssets, Inc., 8.00%, 11/15/18 (b)		255	256,912

			4,637,312

Hotels, Restaurants & Leisure — 3.0%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		1,860	1,897,200
Dunkin Finance Corp., 9.63%, 12/01/18 (b)		805	810,031
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	656	867,612
Harrah’s Operating Co., Inc.:
11.25%, 6/01/17	USD	980	1,068,200
10.00%, 12/15/18		3,095	2,615,275
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(i)		2,575	1,039,656
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(i)		621	512,325

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
MGM Resorts International:
10.38%, 5/15/14	USD	415	$460,650
11.13%, 11/15/17		1,310	1,480,300
Marina District Finance Co., Inc.,
9.88%, 8/15/18 (b)		360	344,700
Travelport LLC:
4.92%, 9/01/14 (g)		195	176,475
9.88%, 9/01/14		320	316,800
9.00%, 3/01/16 (b)		190	188,575
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)		515	1,236
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(i)		1,500	637,500

			12,416,535

Household Durables — 3.6%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		495	477,675
12.00%, 10/15/17		2,080	2,381,600
9.13%, 6/15/18		3,240	3,110,400
Jarden Corp., 7.50%, 1/15/20	EUR	455	606,852
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	USD	2,730	2,760,712
Ryland Group Inc., 6.63%, 5/01/20		1,045	1,008,425
Standard Pacific Corp.:
9.25%, 4/15/12		210	226,800
6.25%, 4/01/14		570	592,800
7.00%, 8/15/15		420	432,600
10.75%, 9/15/16		2,355	2,684,700
8.38%, 5/15/18		680	700,400

			14,982,964

Household Products — 0.1%
Viking Acquisition, Inc., 9.25%, 11/01/18 (b)		390	389,025

IT Services — 1.3%
First Data Corp.:
9.88%, 9/24/15		175	148,750
10.55%, 9/24/15 (d)		1,760	1,486,588
8.88%, 8/15/20 (b)		1,980	2,059,200
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18		740	732,600
7.63%, 11/15/20		930	930,000

			5,357,138

Independent Power Producers & Energy Traders — 2.8%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		2,010	2,115,525
Calpine Corp., 7.50%, 2/15/21 (b)		730	717,225
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		5,200	5,320,401
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		271	277,952
NRG Energy, Inc.:
7.25%, 2/01/14		1,960	1,999,200
7.38%, 2/01/16		1,020	1,025,100

			11,455,403

Corporate Bonds	Par (000)		Value

Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15	USD	3,810	$4,067,175
13.50%, 12/01/15 (d)		6,236	6,766,182

			10,833,357

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,600	2,684,500
USI Holdings Corp., 4.16%, 11/15/14 (b)(g)		1,070	914,850

			3,599,350

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (b)		910	914,550

Machinery — 1.7%
AGY Holding Corp., 11.00%, 11/15/14		1,650	1,487,062
Navistar International Corp.:
3.00%, 10/15/14 (e)		2,840	3,503,850
8.25%, 11/01/21		1,250	1,340,625
Oshkosh Corp., 8.25%, 3/01/17		220	236,500
Titan International, Inc., 7.88%, 10/01/17 (b)		620	644,800

			7,212,837

Marine — 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)		3,340	3,043,575

Media — 10.6%
Affinion Group, Inc., 7.88%, 12/15/18 (b)		135	124,538
CCH II LLC, 13.50%, 11/30/16		876	1,030,849
CCO Holdings LLC (b):
7.88%, 4/30/18		730	755,550
8.13%, 4/30/20		730	766,500
CMP Susquehanna Corp., 3.44%, 5/15/14 (b)		254	5,080
CSC Holdings, Inc., 8.50%, 4/15/14		550	602,938
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(d)		935	995,775
Checkout Holding Corp., 10.99%, 11/15/15 (b)(f)		1,360	822,800
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,313	1,391,780
Series B, 9.25%, 12/15/17		6,656	7,105,280
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		999	998,690
Loan Close 3, 12.00%,
8/15/18		1,155	1,155,000
Shares Loan, 4.00%, 8/15/18		1,178	1,177,586
DISH DBS Corp., 7.00%, 10/01/13		150	159,750
Gray Television, Inc., 10.50%, 6/29/15		715	715,000
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		550	445,500
9.50%, 5/15/15		660	610,500
Intelsat Corp., 9.25%, 6/15/16		2,190	2,304,975
Interactive Data Corp., 10.25%, 8/01/18 (b)		1,600	1,728,000
Liberty Global, Inc., 4.50%, 11/15/16 (e)		580	858,400

4	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
Liberty Media Corp., 3.13%, 3/30/23 (e)	USD	1,748	$1,922,800
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		1,640	1,656,400
The McClatchy Co., 11.50%, 2/15/17		575	602,313
Nielsen Finance LLC:
11.63%, 2/01/14		225	256,500
7.75%, 10/15/18 (b)		3,425	3,484,937
ProQuest LLC, 9.00%, 10/15/18 (b)		775	798,250
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		2,570	2,669,587
Regal Entertainment Group, 9.13%, 8/15/18		520	548,600
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		985	985,000
UPC Germany GmbH (b):
8.13%, 12/01/17		985	1,024,400
8.13%, 12/01/17	EUR	701	941,776
9.63%, 12/01/19		900	1,238,334
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	800	860,000
Unitymedia GmbH, 9.63%, 12/01/19	EUR	244	335,726
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17		120	161,217
Univision Communications, Inc., 7.88%, 11/01/20 (b)	USD	715	731,087
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	610	787,848
Ziggo Finance BV, 6.13%, 11/15/17 (b)		1,240	1,569,335

			44,328,601

Metals & Mining — 3.5%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		1,250	1,318,763
7.38%, 2/15/16		360	367,200
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (b)		2,385	2,414,812
Foundation PA Coal Co., 7.25%, 8/01/14		3,250	3,315,000
Goldcorp, Inc., 2.00%, 8/01/14 (e)		930	1,128,788
New World Resources NV:
7.38%, 5/15/15	EUR	439	562,718
7.88%, 5/01/18		616	803,673
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	USD	665	924,350
Novelis, Inc., 11.50%, 2/15/15		685	842,550
Ryerson, Inc.:
7.66%, 11/01/14 (g)		640	596,800
12.00%, 11/01/15		450	461,813
Steel Dynamics, Inc., 7.38%, 11/01/12		325	346,125
United States Steel Corp., 7.38%, 4/01/20		360	359,550
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		1,015	1,075,900

			14,518,042

Corporate Bonds	Par (000)		Value

Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (d)	USD	6,753	$7,833,480

Oil, Gas & Consumable Fuels — 8.5%
Arch Coal, Inc., 7.25%, 10/01/20		1,335	1,461,825
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		750	982,500
10.75%, 2/01/18		155	188,906
Berry Petroleum Co., 8.25%, 11/01/16		800	830,000
Bill Barrett Corp., 9.88%, 7/15/16		70	76,300
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)		355	353,225
Chesapeake Energy Corp.:
6.63%, 8/15/20		2,885	2,906,637
2.25%, 12/15/38 (e)		1,250	940,625
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		460	489,900
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		280	301,000
10.25%, 12/15/15		1,755	1,728,675
Consol Energy, Inc., 8.25%, 4/01/20 (b)		3,095	3,350,337
Continental Resources, Inc., 7.13%, 4/01/21 (b)		575	603,750
Crosstex Energy LP, 8.88%, 2/15/18		280	291,900
Denbury Resources, Inc., 8.25%, 2/15/20		1,095	1,193,550
Energy Transfer Equity LP, 7.50%, 10/15/20		1,050	1,086,750
Harvest Operations Corp., 6.88%, 10/01/17 (b)		160	165,200
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		1,200	1,230,000
Linn Energy LLC (b):
8.63%, 4/15/20		1,715	1,817,900
7.75%, 2/01/21		920	933,800
MarkWest Energy Partners LP, 6.75%, 11/01/20		405	403,988
Massey Energy Co., 6.88%, 12/15/13		1,465	1,475,988
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		2,930	3,076,500
OPTI Canada, Inc. (b):
9.00%, 12/15/12		2,715	2,701,425
9.75%, 8/15/13		1,500	1,492,500
Patriot Coal Corp., 8.25%, 4/30/18		355	355,000
Peabody Energy Corp., 6.50%, 9/15/20		1,600	1,728,000
Petrohawk Energy Corp.:
10.50%, 8/01/14		595	670,863
7.88%, 6/01/15		680	700,400
Range Resources Corp., 8.00%, 5/15/19		700	763,000
Teekay Corp., 8.50%, 1/15/20		1,020	1,111,800

			35,412,244

Paper & Forest Products — 3.2%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		1,790	1,601,855
Boise Paper Holdings LLC:
9.00%, 11/01/17		525	578,813
8.00%, 4/01/20		240	259,800

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Paper & Forest Products (concluded)
Clearwater Paper Corp.:
10.63%, 6/15/16	USD	625	$717,187
7.13%, 11/01/18 (b)		885	900,487
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,570	2,839,850
NewPage Corp., 11.38%, 12/31/14		5,045	4,565,725
PH Glatfelter Co., 7.13%, 5/01/16		330	340,725
Verso Paper Holdings LLC, 11.50%, 7/01/14		1,335	1,448,475

			13,252,917

Pharmaceuticals — 0.8%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (g)		1,441	1,178,018
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	979	838,718
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	USD	590	582,625
7.00%, 10/01/20		750	731,250

			3,330,611

Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)		1,450	1,464,500

Real Estate Investment Trusts (REITs) — 0.4%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)		830	827,925
The Rouse Co. LP, 6.75%, 11/09/15		805	825,125

			1,653,050

Real Estate Management & Development — 0.6%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20 (b)		520	520,000
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,144,750

			2,664,750

Road & Rail — 1.5%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		800	838,000
8.25%, 1/15/19 (b)		890	869,975
The Hertz Corp., 7.50%, 10/15/18 (b)		1,620	1,636,200
Hertz Holdings Netherlands BV, 8.50%, 7/31/15 (b)	EUR	1,120	1,541,038
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)	USD	1,260	1,288,350

			6,173,563

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 7.75%, 8/01/20 (b)		445	456,125
Spansion LLC, 7.88%, 11/15/17 (b)		430	438,063

			894,188

Specialty Retail — 2.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		515	520,150
Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)(h)		1,685	1,539,669

Corporate Bonds	Par (000)		Value

Specialty Retail (concluded)
Hillman Group, Inc., 10.88%, 6/01/18 (b)	USD	830	$913,000
Limited Brands, Inc., 8.50%, 6/15/19		1,255	1,446,387
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		445	432,763
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (b)		795	800,962
Rent-A-Center, Inc., 6.63%, 11/15/20 (b)		370	364,450
Sonic Automotive, Inc., 9.00%, 3/15/18		580	598,850
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		660	688,875
United Auto Group, Inc., 7.75%, 12/15/16		1,670	1,640,775

			8,945,881

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15		505	516,363

Wireless Telecommunication Services — 4.4%
Cricket Communications, Inc.:
10.00%, 7/15/15		1,910	2,015,050
7.75%, 5/15/16		1,080	1,104,300
Digicel Group Ltd. (b):
8.88%, 1/15/15		1,120	1,131,200
9.13%, 1/15/15 (d)		2,864	2,892,640
8.25%, 9/01/17		1,240	1,302,000
10.50%, 4/15/18		800	880,000
FiberTower Corp., 9.00%, 1/01/16 (d)		488	421,339
iPCS, Inc., 2.41%, 5/01/13 (g)		1,295	1,236,725
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		1,015	1,012,462
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		810	839,363
6.63%, 11/15/20		1,190	1,133,475
NII Holdings, Inc., 3.13%, 6/15/12 (e)		570	553,613
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,880	1,877,650
Series F, 5.95%, 3/15/14		170	164,050
Sprint Capital Corp., 6.88%, 11/15/28		2,180	1,853,000

			18,416,867

Total Corporate Bonds – 96.4%			401,466,788

Floating Rate Loan Interests (g)

Building Products — 1.5%
CPG International I, Inc., Term Loan, 7.25%, 2/28/11		4,899	4,899,152
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/13/17		1,200	1,227,300

			6,126,452

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		757	561,271

6	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value

Chemicals — 0.1%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51% - 3.54%, 7/30/14	USD	420	$399,543

Commercial Services & Supplies — 1.3%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		1,500	1,527,499
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		975	989,800
International Lease Finance Corp., Term Loan 1, 6.75%, 3/17/15		1,350	1,367,357
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16		1,600	1,596,000

			5,480,656

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		3,250	3,250,000

Consumer Finance — 1.6%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		6,500	6,547,736

Electric Utilities — 0.5%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17		2,020	2,052,014

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,309,750

Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15		878	859,950
Tranche A Term Loan, 8.50%, 2/22/15		673	659,651
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		1,397	1,403,483

			2,923,084

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.28%, 3/27/12 (d)		5,440	5,045,331

Household Durables — 0.4%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		1,600	1,613,000

IT Services — 0.4%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14		254	228,999
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		642	577,615
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		1,162	1,047,621

			1,854,235

Independent Power Producers & Energy Traders — 0.9%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.75% - 3.79%, 10/10/14		341	263,411

Floating Rate Loan Interests (g)		Par (000)	Value

Independent Power Producers & Energy Traders (concluded)
Texas Competitive Electric Holdings Co., LLC (TXU) (concluded):
Initial Tranche B-2 Term Loan, 3.75% - 3.79%, 10/10/14	USD	214	$165,335
Initial Tranche B-3 Term Loan, 3.75% - 3.79%,, 10/10/14		4,530	3,486,382

			3,915,128

Media — 1.6%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,688	2,694,845
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.75%, 6/12/14		1,487	1,373,166
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,450	2,597,000

			6,665,011

Multiline Retail — 0.6%
Hema Holding BV, Mezzanine, 4.35% - 5.00%, 1/29/17 (d)	EUR	1,584	1,989,790
The Neiman Marcus Group, Inc., Term Loan B, 4.29%, 4/06/16	USD	388	379,682

			2,369,472

Oil, Gas & Consumable Fuels — 1.6%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		3,797	3,872,940
Turbo Beta Ltd., Dollar Facility, 2.50% - 12.00%, 3/15/18 (d)		3,799	2,659,332

			6,532,272

Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 6.54% - 7.29%, 2/01/13 (d)		2,054	1,643,466

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.75%, 6/28/11		350	334,930

Real Estate Management & Development — 0.8%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		1,683	1,545,436
Synthetic Letter of Credit, 0.11% - 3.15%, 10/10/13		229	210,657
Term Loan (Second Lien), 13.50%, 10/15/17		1,575	1,706,906

			3,462,999

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.01% - 3.04%, 5/29/14		235	205,465
Michaels Stores, Inc., Term Loan B-1, 2.56%, 10/31/13		558	537,642

			743,107

Total Floating Rate Loan Interests – 15.1%			62,829,457

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Investment Companies		Shares	Value

iPATH S&P 500 VIX Mid-Term Futures ETN (a)		7,690	$573,366

Total Investment Companies – 0.1%			573,366

Other Interests (j)		Beneficial Interest (000)

Auto Components — 2.2%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	USD	1	9,141,054

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		950	95

Media — 0.0%
Adelphia Escrow		1,300	130
Adelphia Recovery Trust		1,630	6,522

			6,652

Total Other Interests – 2.2%			9,147,801

Preferred Securities

Capital Trusts		Par (000)

Commercial Banks — 0.1%
Royal Bank of Scotland Group Plc, Series MTN, 7.64% (a)(i)(k)		500	330,000

Total Capital Trusts – 0.1%			330,000

Preferred Stocks		Shares

Automobiles — 1.1%
General Motors Co., 4.75% (a)		84,550	4,286,685

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)		59,235	1

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)		40,000	23,000
Freddie Mac, Series Z, 8.38% (a)		110,157	59,484

			82,484

Total Preferred Stocks – 1.1%			4,369,170

Total Preferred Securities – 1.2%			4,699,170

Warrants (l)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		54,577	1

Warrants (l)		Shares	Value

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		802	$8

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)		67,691	1
New Vision Holdings LLC (Expires 9/30/14)		4	40
New Vision Holdings LLC (Expires 9/30/14)		22	222

			263

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)		2	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		525	5
HMH Holdings/EduMedia (Expires 3/09/17)		22,578	—

			5

Total Warrants – 0.0%			277

Total Long-Term Investments (Cost – $484,177,857) – 117.8%			490,456,007

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18%, 12/31/99 (m)(n)		683,132	683,132

Total Short-Term Securities (Cost – $683,132) – 0.2%			683,132

Total Investments (Cost – $484,860,989*) – 118.0%			491,139,139
Liabilities in Excess of Other Assets – (18.0)%			(74,893,407)

Net Assets – 100.0%			$416,245,732

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$484,929,902

Gross unrealized appreciation	$28,365,732
Gross unrealized depreciation	(22,156,495)

Net unrealized appreciation	$6,209,237

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Capital Services, Inc.	$707,000	$7,000

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

8	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,808,758	(1,125,626)	683,132	$1,595

(n)	Represents the current yield as of report date.

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

237	E-mini S&P 500	Chicago Mercantile	December 2010	$14,015,078	$36,818

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	542,659	CAD	547,000	Citibank NA	1/19/11	$10,356
USD	1,719,166	EUR	1,240,000	Deutsche Bank AG	1/19/11	109,877
USD	857,755	GBP	540,000	Citibank NA	1/19/11	18,098
EUR	114,400	USD	155,995	Citibank NA	1/28/11	(7,531)
USD	25,909,489	EUR	18,923,500	Deutsche Bank AG	1/28/11	1,351,268

Total						$1,482,068

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Credit default swaps on single-name issuers - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	$805	$10,971
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	$1,600	187,780
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	$500	(108,239)
Harrah’s Operating Company, Inc.	5.00%	Deutsche Bank AG	December 2015	$2,025	(62,298)
Republic of Hungary	1.00%	Deutsche Bank AG	December 2015	$470	9,782
iStar Financial, Inc.	5.00%	Deutsche Bank AG	December 2016	$375	(41,392)

Total					$(3,396)

•	Credit default swaps on single-name issuers - sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Deutsche Bank AG	September 2011	CCC-	$375	$33,581
Texas Competitive Electric Holdings Co. LLC	5.00%	Goldman Sachs International	September 2012	CCC	$775	(71,553)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	December 2012	BB+	$105	(11,481)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	December 2012	BB+	$260	(37,056)
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank NA	March 2015	B+	$1,150	48,091
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	$175	4,555
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$250	(13,930)
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$175	3,074
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$350	1,091
Levi Strauss & Co.	5.00%	Goldman Sachs International	June 2015	B+	$370	14,707
Levi Strauss & Co.	5.00%	Goldman Sachs International	September 2015	B+	$870	31,069
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	September 2015	C	$200	2,138
Assured Guaranty Ltd.	5.00%	Deutsche Bank AG	December 2015	A+	$105	(4,572)
M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	December 2015	BBB-	$535	3,424
M.D.C. Holdings, Inc.	1.00%	JPMorgan Chase Bank NA	December 2015	BBB-	$535	1,077

Total						$4,215

	[1]	Using Standard and Poor’s rating of the issuer.

	[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$10,472,637	$544,360	$722,151	$11,739,148
Corporate Bonds	—	396,611,762	4,855,026	401,466,788
Floating Rate Loan Interests	—	34,652,647	28,176,810	62,829,457
Investment Companies	573,366	—	—	573,366
Other Interests	—	9,141,054	6,747	9,147,801
Preferred Securities	4,369,170	329,999	1	4,699,170
Warrants	—	—	277	277
Short-Term Securities	683,132	—	—	683,132
Liabilities:
Unfunded Loan
Commitments	—	—	(13,136)	(13,136)

Total	$16,098,305	$441,279,822	$33,747,876	$491,126,003

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$351,340	—	$351,340
Foreign currency exchange contracts	—	1,489,599	—	1,489,599
Equity contract	$36,818	—	—	36,818
Liabilities:
Credit contracts		(350,521)	—	(350,521)
Foreign currency exchange contracts	—	(7,531)	—	(7,531)

Total	$36,818	$1,482,887	—	$1,519,705

[1]

Derivative financial instruments are swaps, financial futures contracts, and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010	11

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities:
Balance, as of August 31, 2010	$712,707	$4,851,224	$20,602,850	$6,747	$1	$271	$(36,123)	$26,137,677
Accrued discounts/premiums	—	8,268	74,030	—	—	—	—	82,298
Net realized gain (loss)	—	—	288,564	—	—	—	—	288,564
Net change in unrealized appreciation/depreciation[2]	834,860	(4,466)	432,627	—	—	—	22,987	1,286,008
Purchases	(825,416)		69,529	—	—	—	—	2,309,835
Sales	—	—	(6,025,688)	—	—	—	—	(9,091,410)
Transfers in3	—	—	14,724,688	—	—	6	—	14,724,694
Transfers out[3]	—	—	(1,989,790)	—	—	—	—	(1,989,790)

Balance as of November 30, 2010	$722,151	$4,855,026	$28,176,810	$6,747	$1	$277	$(13,136)	$33,747,876

[2]	The net change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $1,236,000.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 26, 2011